STOCK BASED COMPENSATION (Details Narrative) - USD ($)	1 Months Ended					3 Months Ended	12 Months Ended
	Jul. 29, 2022	May 23, 2022	Apr. 18, 2022	Nov. 24, 2021	May 19, 2021	Jul. 31, 2022	Apr. 30, 2022	Apr. 30, 2021	Jun. 30, 2022	Jun. 13, 2022	Oct. 26, 2020
Debt discount						$ 274,962
Debt discount						$ 67,078	$ 0			$ 51,807
Common stock, shares issued						604,029,492	527,327,424	419,562,102
Convertible secured promissory noted, expiration value								$ 171,077
July 29, 2022 [Member]
Common stock, shares issued						153,016
Warrant [Member]
Convertible Secured Promissory Note		$ 5,970
Warrant calculation assumptions description		1,750
Non returnable term acquire		3 years
Non returnable Shares issued upon exercise of warrant, shares		13,350,000
Returnable Exercise price		$ 0.025
Reduced price of warrants	$ 81,376
Increase in warrants	38,210,363
Adjustment of warrants	27,708,000					167,203,449
Number of warrants, Exercisable Ending						345,815,519
Warrants [Member]
Warrant shares					8,150,000
Exercise price			$ 0.025	$ 0.035	$ 0.07						$ 0.30
Warrant shares issued					8,150,000
Stock warrants expired											300,000
Warrant shares unissued					1,000,000
Convertible Secured Promissory Note			$ 560,000	$ 315,000
Debt discount			$ 279,362	$ 145,947
Warrant calculation assumptions description			(1) 3- year term warrants - stock price $0.0227, warrant exercise price $0.025, expected term of 3 years, expected volatility of 314% and discount rate of 0.82% and (2) 5- year term warrants - stock price $0.0227, warrant exercise price $0.035, expected term of 5 years, expected volatility of 317% and discount rate of 0.82%	stock price $0.0116, warrant exercise price $0.03 to $0.042, expected term of 5 years, expected volatility of 317% and discount rate of 0.82%. The debt discount for the warrant will be amortized over the one-year term of the Note
Non returnable term acquire			3 years	3 years
Non returnable Shares issued upon exercise of warrant, shares			13,350,000	10,000,000
Returnable Shares issued upon exercise of warrant, shares			13,350,000	15,000,000
Returnable term acquire			5 years	5 years
Returnable Exercise price			$ 0.035	$ 0.025
Warrants [Member] | July 29, 2022 [Member]
Increase in warrants						55,000
Adjustment of warrants	53,248,000					475,596,634
Common stock, shares issued						23,600,000
Cashless exercise of warrants	137,931,115
Number of warrants, Exercisable Ending	25,000,000					137,931,115
Outstanding balance									$ 115,200
Warrants [Member] | May 8, 2022 [Member]
Warrants issued						1,500,000
Convertible secured promissory noted, expiration value						$ 144,515
Warrants [Member] | Lender [Member]
Exercise price			$ 0.03								$ 0.30
Returnable Shares issued upon exercise of warrant, shares			1,080,000
Warrants [Member] | Lender One [Member]
Returnable Shares issued upon exercise of warrant, shares				10,000,000
Returnable term acquire				5 years
Returnable Exercise price				$ 0.035
Warrants [Member] | Lender Two [Member]
Returnable Shares issued upon exercise of warrant, shares		13,350,000		15,000,000
Returnable term acquire		5 years		5 years
Returnable Exercise price		$ 0.035		$ 0.035
Warrant 1 [Member]
Returnable Shares issued upon exercise of warrant, shares		35,619		540,000
Returnable term acquire		3 years		3 years
Returnable Exercise price		$ 0.025		$ 0.042
Stock compensation expense							$ 98,781
Warrant shares issued					9,150,000
Warrant Cancellable [Member]
Returnable Shares issued upon exercise of warrant, shares			13,350,000	15,000,000
Returnable term acquire			5 years	5 years
Warrants Cancellable [Member]
Returnable Shares issued upon exercise of warrant, shares		13,350,000
Returnable term acquire		5 years